Organization and Principal Activities (Details)						1 Months Ended											12 Months Ended
	Dec. 31, 2024 USD ($)	Aug. 15, 2024 CNY (¥)	Aug. 15, 2024 USD ($) $ / shares	Dec. 20, 2021 CNY (¥)	Dec. 20, 2021 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 CNY (¥) shares	Aug. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Oct. 31, 2023 CNY (¥) shares	Oct. 31, 2023 USD ($) shares	Jan. 31, 2022 CNY (¥)	Jan. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Organization and Principal Activities [Line Items]
Entity incorporation date																	Oct. 18, 2017	Oct. 18, 2017
Cash dividend per ordinary share (in Dollars per share) | $ / shares			$ 0.10		$ 0.55
Cash dividend | $			$ 10,154,352		$ 56,667,425
Dividend payment		¥ 70,176,000		¥ 320,253,160	$ 50,243,715										¥ 40,999,458	$ 6,423,710
Cash paid to repurchase the shares	$ 50,044																¥ 365,284	$ 50,044	¥ 19,706,775
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Number of shares repurchased (in Shares) | shares									19,030	19,030	81,276	81,276	554,158	554,158
Cash paid to repurchase the shares						¥ 365,284	¥ 365,284	$ 50,044	¥ 365,284	$ 50,044	¥ 19,706,775	$ 2,775,641	¥ 19,706,775	$ 2,775,641
Minimum [Member]
Organization and Principal Activities [Line Items]
Lease term	5 years					5 years											5 years	5 years
Franchise agreement term																	5 years	5 years
Maximum [Member]
Organization and Principal Activities [Line Items]
Lease term	20 years					20 years											20 years	20 years
Franchise agreement term																	20 years	20 years